STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Class B ordinary shares Common Stock	Accumulated Deficit	Total
Balance at the beginning at May. 20, 2021		$ 0
Increase (Decrease) in Stockholders' Equity
Net income		2,162,761	$ 2,162,761
Balance at the end at Dec. 31, 2021	$ 575	(17,341,777)	(17,341,202)
Balance at the end (in shares) at Dec. 31, 2021	5,750,000
Increase (Decrease) in Stockholders' Equity
Current period remeasurement to redemption value		(5,293)	(5,293)
Net income		5,824,459	5,824,459
Balance at the end at Mar. 31, 2022	$ 575	(11,522,611)	(11,522,036)
Balance at the end (in shares) at Mar. 31, 2022	5,750,000
Balance at the beginning at Dec. 31, 2021	$ 575	(17,341,777)	(17,341,202)
Balance at the beginning (in shares) at Dec. 31, 2021	5,750,000
Increase (Decrease) in Stockholders' Equity
Current period remeasurement to redemption value		(2,901,000)	(2,901,000)
Net income		11,645,768	11,645,768
Balance at the end at Dec. 31, 2022	$ 575	(8,597,009)	(8,596,434)
Balance at the end (in shares) at Dec. 31, 2022	5,750,000
Increase (Decrease) in Stockholders' Equity
Current period remeasurement to redemption value		(2,671,551)	(2,671,551)
Net income		320,881	320,881
Balance at the end at Mar. 31, 2023	$ 575	$ (10,947,679)	$ (10,947,104)
Balance at the end (in shares) at Mar. 31, 2023	5,750,000